Long-term investments - Schedule of Long-Term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Available-for-sale investments	$ 9,744	$ 10,028
Accumulated other comprehensive loss	(94,294)	(95,435)
Calibre Mining Corp.
Disclosure of financial assets [line items]
Available-for-sale investments	5,526	5,573
Accumulated other comprehensive loss	2,012	2,059
RTG Mining Inc.
Disclosure of financial assets [line items]
Available-for-sale investments	2,588	2,423
Accumulated other comprehensive loss	1,283	0
St. Augustine Gold & Copper Ltd.
Disclosure of financial assets [line items]
Available-for-sale investments	1,626	2,030
Accumulated other comprehensive loss	91	0
Goldstone Resources Ltd.
Disclosure of financial assets [line items]
Available-for-sale investments	4	2
Accumulated other comprehensive loss	2	0
Available-for-sale investments:
Disclosure of financial assets [line items]
Accumulated other comprehensive loss	3,388	2,059
Cost
Disclosure of financial assets [line items]
Available-for-sale investments	41,457	41,457
Cost | Calibre Mining Corp.
Disclosure of financial assets [line items]
Available-for-sale investments	7,844	7,844
Cost | RTG Mining Inc.
Disclosure of financial assets [line items]
Available-for-sale investments	13,400	13,400
Cost | St. Augustine Gold & Copper Ltd.
Disclosure of financial assets [line items]
Available-for-sale investments	20,193	20,193
Cost | Goldstone Resources Ltd.
Disclosure of financial assets [line items]
Available-for-sale investments	20	20
Total Impairment
Disclosure of financial assets [line items]
Available-for-sale investments	(35,101)	(33,488)
Total Impairment | Calibre Mining Corp.
Disclosure of financial assets [line items]
Available-for-sale investments	(4,330)	(4,330)
Total Impairment | RTG Mining Inc.
Disclosure of financial assets [line items]
Available-for-sale investments	(12,095)	(10,977)
Total Impairment | St. Augustine Gold & Copper Ltd.
Disclosure of financial assets [line items]
Available-for-sale investments	(18,658)	(18,163)
Total Impairment | Goldstone Resources Ltd.
Disclosure of financial assets [line items]
Available-for-sale investments	$ (18)	$ (18)